INTANGIBLE ASSETS, NET - Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Purchased software and Medical License Intangibles
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 948		¥ 6,234	¥ 6,605
Less: Accumulated amortization	(201)		(828)	(1,405)
Total	747		5,406	5,200
Amortization expense	83	¥ 577	530
Purchased software
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	187		934	1,305
Medical license
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 761		¥ 5,300	¥ 5,300